Financial Risk Management Objectives and Policies - Schedule of Loss Allowance (Details) - AUD ($)		Jun. 30, 2025		Jun. 30, 2024
Schedule of Loss Allowance [Line Items]
Expected credit loss rate	[1]
Gross carrying amount		$ 826,857	[1]	$ 607,436	[2]
Loss allowance		$ 35,466		$ 16,233
Current [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		1.80%	[1]	0.23%	[2]
Gross carrying amount		$ 599,670	[1]	$ 463,334	[2]
Loss allowance		$ 10,789		$ 1,073
1-30 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		4.17%	[1]	1.80%	[2]
Gross carrying amount		$ 157,576	[1]	$ 75,725	[2]
Loss allowance		$ 6,575		$ 1,361
31-60 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		9.09%	[1]	0.00%	[2]
Gross carrying amount		$ 26,162	[1]	$ 8,458	[2]
Loss allowance		$ 2,379
61-90 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		19.34%	[1]	5.83%	[2]
Gross carrying amount		$ (9,559)	[1]	$ 4,183	[2]
Loss allowance		$ (1,849)		$ 244
91-120 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		24.55%	[1]	16.15%	[2]
Gross carrying amount			[1]	$ 42,631	[2]
Loss allowance				$ 6,885
121+ [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		33.15%	[1]	50.90%	[2]
Gross carrying amount		$ 53,009	[1]	$ 13,105	[2]
Loss allowance		$ 17,572		$ 6,670

[1]	Trade receivables balance of $826,857 represents 11.35% of $7,287,002 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $35,466 was provided for. Subsequent to 30 June 2025, above 87% of the trade receivables balance has since been received in cash.
[2]	Trade receivables balance of $607,436 represents 12.39% of $4,902,865 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $16,233 was provided for. Subsequent to 30 June 2024, above 90% of the trade receivables balance has since been received in cash.